Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings Subsequently Defaulted (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commercial And Industrial [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1	1	2	3	2		5
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 3,000	$ 8,000	$ 273,000	$ 55,000	$ 14,000		$ 574,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	1					1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 58,000					$ 15,000
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts							1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment							$ 190,000
Real Estate Construction Porfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts			1	1	1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 58,000	$ 152,000	$ 130,000
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		1		1
Financing Receivable, Modifications, Subsequent Default, Recorded Investment		$ 8,000		$ 8,000